Related party balances and transactions (Details Narrative) - USD ($)			12 Months Ended
	Jan. 10, 2024	Aug. 11, 2023	Dec. 31, 2024
Related Party Transactions [Abstract]
Subscription receivable			$ 1,184,676
Proceeds from issuance of common shares	$ 1,184,676
Due from related party		$ 1,279	$ 247,328